SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Results of Operations

For the year ended December 31, 2025

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	$7,521,129	$318	$—	$7,521,447
Cost of revenues	(5,738,172)	(134)	—	(5,738,306)
Marketing expenses	(107,085)	—	(866,513)	(973,598)
Share-based compensation	—	—	(478,838)	(478,838)
General and administrative expenses	(2,409,264)	—	(4,347,342)	(6,756,606)
Interest income	7,662	—	549	8,211
Interest income, related party	—	—	173,011	173,011
Interest expense	(80,085)	—	(82,929)	(163,014)
Share of loss from equity investment	—	—	(159,220)	(159,220)
Impairment on intangible assets	(906,305)	—	—	(906,305)
Impairment on investments	—	—	(100,444)	(100,444)
Impairment on goodwill	—	—	(1,118,038)	(1,118,038)
Other income	19,643	—	60,420	80,063

(Loss) income before income taxes	(1,692,477)	184	(6,919,344)	(8,611,637)
Income taxes expense	—	—	—	—

Net loss	$(1,692,477)	$184	$(6,919,344)	$(8,611,637)

Financial Position

As of December 31, 2025

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,003,979	—	5,384,156	7,388,135
Non-current assets	231,429	—	1,713,140	1,944,569
Total assets	2,235,408	—	7,097,296	9,332,704

Current liabilities	(2,800,558)	—	(2,239,183)	(5,039,741)
Non-current liabilities	(155,567)	—	—	(155,567)
Total liabilities	(2,956,125)	—	(2,239,183)	(5,195,308)

Net (liabilities) assets	(720,717)	—	4,858,113	4,137,396

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

Results of Operations

For the year ended December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Revenues, net	8,114,980	133,128	—	8,248,108
Cost of revenues	(5,997,406)	(557,519)	—	(6,554,925)
Marketing expenses	(118,779)	—	(369,737)	(488,516)
Share-based compensation	—	—	(946,444)	(946,444)
General and administrative expenses	(2,724,736)	—	(4,438,218)	(7,162,954)
Interest income	4,950	—	1,657	6,607
Interest expense	(309,526)	—	(100,358)	(409,884)
Other income	15,086	—	—	15,086

Loss before income taxes	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)
Income taxes expense	—	—	—	—

Net loss	(1,015,431)	(424,391)	(5,853,100)	(7,292,922)

Financial Position

As of December 31, 2024

	Marketing services	Social commerce	Corporate and others	Total

Current assets	2,531,282	—	2,233,261	4,764,543
Non-current assets	2,300,609	—	117,506	2,418,115
Total assets	4,831,891	—	2,350,767	7,182,658

Current liabilities	(3,367,033)	—	(2,330,757)	(5,697,790)
Non-current liabilities	(204,950)	—	—	(204,950)
Total liabilities	(3,571,983)	—	(2,330,757)	(5,902,740)

Net assets	1,259,908	—	20,010	1,279,918

Results of Operations

For the year ended December 31, 2023

	Marketing services	Social commerce	Corporate and others	Total
Revenues, net	7,991,103	—	—	7,991,103
Cost of revenues	(6,338,434)	(12,960)	—	(6,351,394)
Marketing expenses	(206,117)	—	(12,778)	(218,895)
Share-based compensation	—	—	(861,551)	(861,551)
General and administrative expenses	(3,048,041)	(383,602)	(3,541,883)	(6,973,526)
Interest income	3,180	—	4,380	7,560
Interest expense	(203,453)	—	(87,292)	(290,745)
Other income	14,311	72,561	16,134	103,006

Loss before income taxes	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)
Income taxes expense	—	—	—	—

Net loss	(1,787,451)	(324,001)	(4,482,990)	(6,594,442)

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS

	For the year ended December 31, 2025
Revenue from customers:	Marketing services	Social commerce	Corporate and others	Total
HK SAR	$3,791,344	$—	$—	$3,791,344
Taiwan	3,729,785	318	—	3,730,103
Total	$7,521,129	$318	$—	$7,521,447

	For the year ended December 31, 2024
Revenue from customers:	Marketing services	Social commerce	Corporate and others	Total
HK SAR	$5,001,255	$128,111	$—	$5,129,366
Taiwan	3,113,725	5,017	—	3,118,742
Total	$8,114,980	$133,128	$—	$8,248,108

	For the year ended December 31, 2023
Revenue from customers:	Marketing services	Social commerce	Corporate and others	Total
HK SAR	$5,441,765	$—	$—	$5,441,765
Taiwan	2,549,338	—	—	2,549,338
Total	$7,991,103	$—	$—	$7,991,103